CONTINGENCIES	12 Months Ended
Dec. 31, 2021
CONTINGENCIES
CONTINGENCIES

NOTE 8 – CONTINGENCIES

As of December 31, 2021, we were not a party to any legal proceedings or aware of any indemnification agreement claims, the adverse outcome of which in management’s opinion, individually or in the aggregate, would have a material adverse effect on our results of operations or financial position.